Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Fair value (losses)/gains	£ (396)	£ 614	£ (1,418)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Income taxes	(39)	(252)	348
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(305)	(901)
Fair value (losses)/gains	(573)	505
Cash flow hedging reserve, ending balance	(220)	(305)	(901)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
– hedged items that have affected profit or loss	695	382
Income taxes	(39)	(252)
Other	2	(39)
Foreign exchange | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(25)	(49)
Fair value (losses)/gains	177	109
Cash flow hedging reserve, ending balance	(7)	(25)	£ (49)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
– hedged items that have affected profit or loss	(159)	(83)
Income taxes	0	0
Other	£ 0	£ (2)